Accounts Receivable (Details) - CAD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 45,199	$ 83,877
Sales taxes receivable	5,912	18,261
Other receivables	2,999	1,355
Trade and receivables	$ 54,110	$ 103,493